CONTRACT LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Contract liabilities [abstract]
Balance at the beginning of the year	$ 1,720	$ 622
Expenses recognition in the period, net	1,534	819
Currency translation adjustments	0	(279)
Balance at the end of the year	$ 186	$ 1,720